Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - Diamir Biosciences Corp [Member] - USD ($)	Aug. 31, 2025	May 31, 2025
Schedule of Prepaid Expenses and Other Current Assets [Line Items]
Advances to suppliers		$ 45,252
Other	7,963	1,397
Total	$ 7,963	$ 46,649